ADVANCES FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2023
ADVANCES FROM CUSTOMERS
Schedule of advances from customers

	December 31,
	2022	2023
Customer A	*	33,727
Customer D	76,393	64,973
Customer E	35,040	*
Customer F	37,331	43,918
Others	126,404	120,223
Total	$275,168	$262,841
Less: Advances from customers – short-term portion	$121,992	$148,984
Advances from customers – long-term portion	$153,176	$113,857

*Represents less than 10%